Income Tax (Details) - AUD ($)		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
(a) Income tax expense:
Current tax
Adjustment for current tax of prior periods
Deferred tax
b) Numerical reconciliation of income tax expense to prima facie tax payable:
Prima facie tax on net loss before income tax at 27.5% (2019: 27.5%, 2018: 27.5%)		(3,700,620)	(3,392,903)	(2,273,078)
Effect of lower tax rates of tax on overseas income		(18,308)	19,045	12,375
Add tax effect of:
Research and development expenditure (net of tax incentive)			1,688,887	1,187,557
Other		148,105	145,245	324,249
Deferred tax asset not recognized		3,570,823	1,539,726	748,896
Income tax expense attributable to loss before income tax
(c) Potential deferred tax asset as of June 30, 2020, 2019 and 2018 in respect of: tax losses not brought to account is (1):	[1]	40,133,912	35,913,682	34,373,956
Temporary differences		$ (1,793,626)	$ (1,119,563)	$ (1,254,136)

[1]	As of June 30, 2020, the Group had a potential tax benefit related to tax losses carried forward of $145,941,499 (2019: $130,709,461). Such amount includes net profit of A$95,446 related to subsidiaries in the United States (U.S.). The remaining balance is attributable to the Group's operations in Australia.